Mortgage Servicing - Schedule of Estimated Amortization Expense for MSRs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Servicing Asset at Amortized Cost [Line Items]
Mortgage servicing rights, at fair value		$ 93,901	$ 787,344	$ 116,029
2015 [Member]
Servicing Asset at Amortized Cost [Line Items]
Amortization method MSRs	[1]	222,006
Mortgage servicing rights, at fair value	[2]	86,112
Estimated amortization expense		135,894
2016 [Member]
Servicing Asset at Amortized Cost [Line Items]
Amortization method MSRs	[1]	186,018
Mortgage servicing rights, at fair value	[2]	73,297
Estimated amortization expense		112,721
2017 [Member]
Servicing Asset at Amortized Cost [Line Items]
Amortization method MSRs	[1]	174,097
Mortgage servicing rights, at fair value	[2]	65,527
Estimated amortization expense		108,570
2018 [Member]
Servicing Asset at Amortized Cost [Line Items]
Amortization method MSRs	[1]	158,107
Mortgage servicing rights, at fair value	[2]	58,592
Estimated amortization expense		99,515
2019 [Member]
Servicing Asset at Amortized Cost [Line Items]
Amortization method MSRs	[1]	138,495
Mortgage servicing rights, at fair value	[2]	52,402
Estimated amortization expense		$ 86,093

[1]	Estimated amortization expense for all MSRs accounted for using the amortization method as of December 31, 2014, calculated based on assumptions used at December 31, 2014.
[2]	Estimated amortization expense attributed to non-Agency MSRs accounted for using the amortization method as of December 31, 2014 for which we subsequently elected to account for using the fair value measurement method effective January 1, 2015.